NATURE OF OPERATIONS AND LIQUIDITY (Narrative) (Details)		1 Months Ended		12 Months Ended
	Mar. 03, 2019 USD ($)	Sep. 20, 2018 CAD ($)	Aug. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 08, 2015
Statement [Line Items]
Borrowings, interest rate				10.00%			5.00%
Convertible notes proceeds		$ 550,000	$ 550,000	$ 973,000	$ 0	$ 0
Working capital deficiency				$ 670,000
Subsequent event [Member]
Statement [Line Items]
Proceeds from sale of certain water rights	$ 6,020,000